Nature of Business and Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable:
Threshold period for considering receivable as past due	90 days
Changes in the allowance for doubtful accounts
Beginning of Year	$ 137,000	$ 180,000	$ 167,000
Additions	342,000	5,000	(10,000)
Write-offs	45,000	51,000	17,000
Recoveries	5,000	3,000	40,000
End of Year	439,000	137,000	180,000
Changes in the allowance for doubtful accounts, related party
Beginning of Year	514,000
Additions	120,000	514,000
End of Year	634,000	514,000
Programming rights:
Impairment of programming rights	0	0	0
Amortization of programming rights	10,370,000	9,322,000	7,371,000
Accumulated amortization of programming rights	$ 10,300,000	$ 13,800,000